Reverse Takeover (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Takeover [Abstract]
Schedule of allocation of the purchase consideration
Fair value of 6,530,560 subordinate voting shares of HashChain (1)	$2,957,458

Net assets acquired
Property, plant and equipment	$2,244,509
Accounts payable and other payables	(576,957)
1,667,552
Goodwill acquired (2)	1,289,906
$2,957,458

(1)	The common shares issued were valued based on the HashChain closing price of CAD$0.60 on the TSXV on February 14, 2020.

(2)	The goodwill acquired from the RTO Transaction is primarily attributable to the synergies expected to arise from vertical integration of the cryptocurrency mining operations which is the only segment of the Company.